Subsequent event	12 Months Ended
Nov. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event

30 .	Subsequent event s
On December 1, 2021, the Company granted 2,099,651 stock options at an exercise price of
CA $4.21 and 269,170 stock options at an exercise price of $3.30.

On November 23, 2021, the Company filed a short form base shelf prospectus with the Securities and Exchange Commission and Canadian securities regulatory authorities with the intent of filing a prospectus supplement to renew the prospectus supplement of July 23, 2021 relating to the $50,000 ATM facility. Such prospectus supplement was filed on December 16, 2021 and the ATM was renewed (see Note 21 (c)).